May 27, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for The Bear Stearns Funds
    File No.  33-84842

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing
I can be reached at (302) 791-2919.

Very truly yours,

Kathy Thren
Legal Counsel

Enclosures


              U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                            FORM 24f-2
                  Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.   Name and address of issuer:    The Bear Stearns Funds
                                    245 Park Avenue
                                    New York, NY 10167

2.   Name of each series or class of funds for which this notice is filed:

                                    Large Cap Value Portfolio
                                    Small Cap Value Portfolio
                                    Total Return Bond Portfolio
                                    The Insiders Select Fund
                                    S & P STARS Portfolio

3.   Investment Company Act File Number:   811-8798

     Securities Act File Number: 33-84842

4.   Last day of fiscal year for which this notice is filed: 3/31/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                            [      ]

6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if
     applicable:   N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
     beginning of the fiscal year:   None

8.   Number and amount of securities registered during the fiscal year other
     than pursuant to rule 24f-2:   None

9. Number and aggregate sale price of securities sold during the fiscal year:

     Number:              8,585,343
     Sale Price:       $139,140,841

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number:              8,585,343
     Sale Price:       $139,140,841

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Number:                743,748
     Sale Price:        $11,416,897

12.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $ 139,140,841

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                            +   11,416,897

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -   98,435,897

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +      0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $   52,121,841

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                \       3300

    (vii) Fee due [line (i) or line (v) multiplied
    by line (vi)]:                                             $    15,794.50

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository:   May 23, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:    \s\Frank J. Maresca
       Frank J. Maresca
       Vice President and Treasurer

Date:  May 27, 1997




Kramer, Levin, Naftalis & Frankel
9 1 9  T H I R D  A V E N U E
NEW YORK, N.Y. 10022 - 3852
(212) 715 - 9100
FAX
(212) 715-8000
______

WRITER'S DIRECT NUMBER

(212) 715-9100

May 22, 1997

The Bear Stearns Funds
245 Park Avenue
New York, New York  10167

Re:   The Bear Stearns Funds
      Large Cap Value Portfolio
      Small Cap Value Portfolio
      Total Return Bond Portfolio
      The Insiders Select Fund
      S&P STARS Portfolio

Registration No. 33-84842; ICA No. 811-8798

Gentlemen:

We have acted as counsel to The Bear Stearns Funds (the "Fund"), a business trust organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated September 29, 1994 that commenced operations on or about April 3, 1995 and currently consists of five series, in connection with the public offering of the Fund's shares of beneficial interest, par value $.001 per share (the "Shares"), and on various other securities and general matters. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Fund has registered an indefinite number of Shares under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Fund is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of Shares of the Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, The Insiders Select Fund and S&P STARS Portfolio (collectively, the "Portfolios") sold in reliance upon Rule 24f-2 during the period ended March 31, 1997, such Shares having been reduced by the aggregate sales price of the Shares redeemed during the period ended March 31, 1997.

We have reviewed, insofar as they relate or pertain to each of the Portfolios, the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, pursuant to which Shares were sold (the "Registration Statement"). We have also examined originals or copies certified or otherwise identified to our satisfaction of such documents, records and other instruments we have deemed necessary or appropriate for the purposes of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

We are members only of the New York bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massachusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances.

Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Fund's Agreement and Declaration of Trust and Registration Statement, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

Very truly yours,

/s/Kramer, Levin, Naftalis & Frankel
Kramer, Levin, Naftalis & Frankel